Summary Of Significant Accounting Policies (Schedule Of Financial Assets And Liabilities At Fair Value) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in U.S. Treasury notes held in equity trading accounts as collateral	$ 21,603,382	$ 43,659,062
Investments in U.S. Treasury notes held in custody	127,073,001	143,988,170
Total investments in U.S. Treasury notes	148,676,383	187,647,232
Short-term money market fund	11,090,365	22,962,966
Net unrealized appreciation on open futures and forward currency contracts	4,054,099	1,183,274
Net unrealized depreciation on open futures and forward currency contracts	(318,490)	(4,213,545)
Total futures and forward currency contracts	3,735,609	(3,030,271)
Total financial assets and liabilities at fair value	163,502,357	207,579,927
Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	3,438,143	834,126
Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	3,514,263	2,301,846
Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	245,745	57,255
Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	64,360	(1,713,319)
Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	70	(6,580)
Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(126,038)	(180,253)
Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	79,694	22,364
Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(339,951)	352,813
Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	297,466	(3,864,397)
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments in U.S. Treasury notes	148,676,383	187,647,232
Short-term money market fund	11,090,365	22,962,966
Total futures and forward currency contracts	3,438,143	834,126
Total financial assets and liabilities at fair value	163,204,891	211,444,324
Level 1 [Member] | Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	3,438,143	834,126
Level 1 [Member] | Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	3,514,263	2,301,846
Level 1 [Member] | Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	245,745	57,255
Level 1 [Member] | Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	64,360	(1,713,319)
Level 1 [Member] | Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	70	(6,580)
Level 1 [Member] | Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(126,038)	(180,253)
Level 1 [Member] | Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	79,694	22,364
Level 1 [Member] | Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(339,951)	352,813
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	297,466	(3,864,397)
Total financial assets and liabilities at fair value	297,466	(3,864,397)
Level 2 [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	$ 297,466	$ (3,864,397)